Current and long-term debt - 2021 CMBFL Lease Financing (Details) - 2021 CMBFL Lease Financing	1 Months Ended
	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) vessel Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term		7 years
Ratio of net debt to total capitalization (greater than) | Rate		60.00%
Tangible net worth (no less than)		$ 1,000,000,000
Percent of consolidated net income for each fiscal quarter		25.00%
Percent of new equity offerings		50.00%
Minimum liquidity (not less than)		$ 25,000,000
Minimum liquidity per owned vessel		500,000
Minimum liquidity per each time chartered-in vessel		$ 250,000
Minimum aggregate fair market value of vessels provided for collateral		120.00%
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 46,700,000
ABN / SEB Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 16,100,000
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.25%
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		4
Aggregate proceeds		$ 58,800,000
STI Westminster | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%
STI Westminster | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		1
Aggregate proceeds	$ 20,250,000